Significant Transactions - Disclosure of Preliminary Fair Values of Identifiable Assets Acquired and Liabilities Assumed at the Acquisition Date (Detail) $ in Millions, $ in Millions	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2017 USD ($)	Jun. 23, 2017 CAD ($)	Jun. 23, 2017 USD ($)	Oct. 31, 2016 CAD ($)
Disclosure of detailed information about business combination [line items]
Goodwill	$ (5,564.0)	$ (5,367.0)					$ (1,539.0)
Private bancorp inc [member]
Disclosure of detailed information about business combination [line items]
Cash					$ 280.0
Interest-bearing deposits with banks					441.0
AFS and HTM securities					5,577.0
Loans					20,642.0
Other assets					33.0
Intangible assets					370.0
Total fair value of identifiable assets acquired					27,343.0
Deposits					24,059.0
Other liabilities					496.0
Total fair value of identifiable liabilities assumed					24,555.0
Fair value of identifiable net assets acquired					2,788.0
Goodwill					3,853.0
Total purchase consideration					$ 6,612.0	$ 5,000
Geneva Advisors [member]
Disclosure of detailed information about business combination [line items]
Cash			$ 12.0
Other assets			2.0
Intangible assets			102.0
Other liabilities			(12.0)
Fair value of identifiable net assets acquired			104.0
Goodwill			120.0
Total purchase consideration			$ 224.0	$ 179